Business combinations - Acquisition of Incremental (Details) - Incremental acquisition (Note 5) € in Millions	Mar. 21, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Share purchase price	€ 104
Payment obligations cancelled	91
Total	195
Intangible assets	24
Property, plant and equipment	1
Rights of use	1
Accounts receivable	11
Other assets	1
Cash and cash equivalents	9
Lease liabilities	(2)
Accounts payable	(3)
Deferred tax liabilities	(6)
Other liabilities	(11)
Fair value of net assets	25
Goodwill	170
Customer base
Disclosure of detailed information about business combination [line items]
Intangible assets	23
Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 1